Investment Securities (Tables)	12 Months Ended
Dec. 31, 2011
Investment Securities
Amortized cost and estimated fair value by type of investment security

        The amortized cost and estimated fair value by type of investment security at December 31, 2011 are as follows:

	Held to Maturity
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Carrying value
	(Dollars in Thousands)
Other securities	$2,450	$—	$—	$2,450	$2,450

Total investment securities	$2,450	$—	$—	$2,450	$2,450

	Available for Sale
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Carrying value(1)
	(Dollars in Thousands)
Residential mortgage-backed securities	$4,851,747	$128,196	$(10,680)	$4,969,263	$4,969,263
Obligations of states and political subdivisions	211,523	14,449	(1,211)	224,761	224,761
Equity securities	18,825	1,115	(49)	19,891	19,891

Total investment securities	$5,082,095	$143,760	$(11,940)	$5,213,915	$5,213,915

(1)
Included in the carrying value of residential mortgage-backed securities are $3,008,935 of mortgage-backed securities issued by Ginnie Mae, $1,920,723 of mortgage-backed securities issued by Fannie Mae and Freddie Mac and $39,605 issued by non-government entities

Amortized cost and fair value of investment securities, by contractual maturity

	Held to Maturity		Available for Sale
	Amortized Cost	Estimated fair value	Amortized Cost	Estimated fair value
	(Dollars in Thousands)
Due in one year or less	$1,125	$1,125	$—	$—
Due after one year through five years	1,325	1,325	636	641
Due after five years through ten years	—	—	4,068	4,149
Due after ten years	—	—	206,819	219,971
Residential mortgage-backed securities	—	—	4,851,747	4,969,263
Equity securities	—	—	18,825	19,891

Total investment securities	$2,450	$2,450	$5,082,095	$5,213,915

	Held to Maturity
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Carrying value
	(Dollars in Thousands)
Other securities	$2,450	$—	$—	$2,450	$2,450

Total investment securities	$2,450	$—	$—	$2,450	$2,450

	Available for Sale
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Carrying value(1)
	(Dollars in Thousands)
U.S. Treasury securities	$1,327	$—	$—	$1,327	$1,327
Residential mortgage-backed securities	4,876,573	77,741	(29,846)	4,924,468	4,924,468
Obligations of states and political subdivisions	150,122	636	(4,761)	145,997	145,997
Equity securities	13,825	864	(24)	14,665	14,665

Total investment securities	$5,041,847	$79,241	$(34,631)	$5,086,457	$5,086,457

(1)
Included in the carrying value of residential mortgage-backed securities are $2,326,378 of mortgage-backed securities issued by Ginnie Mae, $2,552,062 of mortgage-backed securities issued by Fannie Mae and Freddie Mac and $46,028 issued by non-government entities

Gross unrealized losses on investment securities and the related fair value

        Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2011 were as follows:

	Less than 12 months		12 months or more		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Dollars in Thousands)
Available for sale:
Residential mortgage-backed securities	$—	$—	$39,605	$(10,680)	$39,605	$(10,680)
Obligations of states and political subdivisions	9,531	(315)	3,398	(896)	12,929	(1,211)
Equity securities	3,485	(16)	42	(33)	3,527	(49)

	$13,016	$(331)	$43,045	$(11,609)	$56,061	$(11,940)

        Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous loss position, at December 31, 2010 were as follows:

	Less than 12 months		12 months or more		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Dollars in Thousands)
Available for sale:
Residential mortgage-backed securities	$1,166,720	$(19,192)	$46,028	$(10,654)	$1,212,748	$(29,846)
Obligations of states and political subdivisions	97,701	(4,666)	355	(95)	98,056	(4,761)
Equity securities	4,988	(12)	63	(12)	5,051	(24)

	$1,269,409	$(23,870)	$46,446	$(10,761)	$1,315,855	$(34,631)

Reconciliation of credit-related impairment charges on available-for-sale investment

        The following table presents a reconciliation of credit-related impairment charges on available-for-sale investments recognized in earnings for the twelve months ended December 31, 2011(in Thousands):

Balance at December 31, 2010	$8,416
Impairment charges recognized during period	977

Balance at December 31, 2011	$9,393

        The following table presents a reconciliation of credit-related impairment charges on available-for-sale investments recognized in earnings for the twelve months ended December 31, 2010 (in Thousands):

Balance at December 31, 2009	$—
Impairment charges recognized during period	8,416

Balance at December 31, 2010	$8,416